CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 18,590	$ 49,563	$ 578,928
Accounts Receivable	823	704	4,770
Prepaid Expenses			4,140
Total Current Assets	19,413	50,267	587,838
Restricted Cash		1,037	937,067
Total Long Term Assets		1,037	937,067
Oil and Gas Properties, Successful Efforts method, Net	496,764	472,520	278,754
Furniture, Fixtures, and Equipment, Net	5,153	5,876	4,686
Deposits	21,300	21,300	21,300
Total Non-current Assets	523,217	499,696	304,740
TOTAL ASSETS	542,630	551,000	1,829,645
Current Liabilities
Accounts Payable	110,594	62,655	608,550
Accounts Payable - Related Party	106,610	156,610	60,000
Advance from Working Interest Owner	34,176	53,090	736,992
Other Current Liabilities	251,855	172,735
Note Payable - Related party		50,000	50,000
Total Current Liabilities	503,235	495,090	1,455,542
Long-term Liabilities
Asset Retirement Obligation	108,742	104,100	62,029
Total Liabilities	611,977	599,190	1,517,571
Shareholders' Equity (Deficit)
Common Stock: $0.001 par value; 200,000,000 shares authorized; 61,114,602 shares issued and outstanding at December 31, 2013, and 60,125,000 shares issued and outstanding at December 31, 2012, respectively	62,864	61,115	60,125
Preferred Stock; 25,000,000 authorized; zero issued
Additional paid-in capital	2,260,882	1,818,389	654,155
(Deficit) Accumulated During the Development Stage	(2,393,093)	(1,927,694)	(402,206)
Total Shareholders' Equity (Deficit)	(69,347)	(48,190)	312,074
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 542,630	$ 551,000	$ 1,829,645